Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TEMPLETON GLOBAL INVESTMENT TRUST
SUPPLEMENT DATED JULY 31, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED MAY 1, 2025 OF
TEMPLETON GLOBAL BALANCED FUND (THE “FUND”)

1.
Effective October 1, 2025, the name of the Fund will change from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.” Therefore, effective on that date, all references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to “Templeton Global Dynamic Income Fund.”

2.
Effective October 1, 2025, the Fund will begin employing a managed distribution policy. Therefore, effective on that date, the following is added as the last paragraph in the “Fund Summary – Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus:

Under normal market conditions, the Fund employs a managed distribution policy that is designed to provide shareholders with regular distributions from their investment. Under this policy, the Fund distributes twelve monthly payments of equal amounts per share throughout each calendar year to enable shareholders to estimate the distributions they will receive from the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
At the end of each calendar year, the investment manager will determine if an adjustment should be made to the monthly rate, based on, among other factors, the Fund’s capital market expectations, current and forecasted macroeconomic conditions, including relevant interest rate environments and its dividend projections. The adjusted distribution rate would be applied in January of the following year.
3.	Effective October 1, 2025, the following is added after “Management” risk in the “Fund Summary – Principal Risks” section in the Fund’s Summary Prospectus and Prospectus:
Managed Distribution Policy: The Fund’s monthly payments under the managed distribution policy may reduce the amount of assets available for investment by the Fund, even if the Fund’s assets grow over time. In addition, the Fund may return capital to shareholders (i.e., a return of all or part of a shareholder’s original investment). Fund shareholders are expected to receive a monthly distribution that is set in advance and based on the net asset value of the Fund at the time that the rate is determined. The distribution rate will vary by share class based on differences in class expenses, multiplied by the number of shares owned on the record date; therefore, redemptions from a shareholder’s account will reduce future distributions. The managed distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share or a fixed percentage of a shareholder’s current account value.
The annual distribution rate is subject to change at the discretion of the Board of Trustees. There can be no assurance or guarantee that the Fund will provide a fixed stable level of distributions at any time or over any period of time. It is possible to lose money by investing in the Fund notwithstanding the managed distribution policy.

Templeton Global Balanced Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TEMPLETON GLOBAL INVESTMENT TRUST
SUPPLEMENT DATED JULY 31, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED MAY 1, 2025 OF
TEMPLETON GLOBAL BALANCED FUND (THE “FUND”)

1.
Effective October 1, 2025, the name of the Fund will change from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.” Therefore, effective on that date, all references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to “Templeton Global Dynamic Income Fund.”

2.
Effective October 1, 2025, the Fund will begin employing a managed distribution policy. Therefore, effective on that date, the following is added as the last paragraph in the “Fund Summary – Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus:

Under normal market conditions, the Fund employs a managed distribution policy that is designed to provide shareholders with regular distributions from their investment. Under this policy, the Fund distributes twelve monthly payments of equal amounts per share throughout each calendar year to enable shareholders to estimate the distributions they will receive from the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
At the end of each calendar year, the investment manager will determine if an adjustment should be made to the monthly rate, based on, among other factors, the Fund’s capital market expectations, current and forecasted macroeconomic conditions, including relevant interest rate environments and its dividend projections. The adjusted distribution rate would be applied in January of the following year.
3.	Effective October 1, 2025, the following is added after “Management” risk in the “Fund Summary – Principal Risks” section in the Fund’s Summary Prospectus and Prospectus:
Managed Distribution Policy: The Fund’s monthly payments under the managed distribution policy may reduce the amount of assets available for investment by the Fund, even if the Fund’s assets grow over time. In addition, the Fund may return capital to shareholders (i.e., a return of all or part of a shareholder’s original investment). Fund shareholders are expected to receive a monthly distribution that is set in advance and based on the net asset value of the Fund at the time that the rate is determined. The distribution rate will vary by share class based on differences in class expenses, multiplied by the number of shares owned on the record date; therefore, redemptions from a shareholder’s account will reduce future distributions. The managed distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share or a fixed percentage of a shareholder’s current account value.
The annual distribution rate is subject to change at the discretion of the Board of Trustees. There can be no assurance or guarantee that the Fund will provide a fixed stable level of distributions at any time or over any period of time. It is possible to lose money by investing in the Fund notwithstanding the managed distribution policy.